                          THE PARKSTONE GROUP OF FUNDS

                               INVESTOR A SHARES

                     Supplement dated December 28, 1998 to
                      Prospectus dated September 18, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

1. Change in Adviser. Effective December 1, 1998, Gulfstream Global Investors, Ltd. is no longer serving as sub-investment adviser to the Parkstone International Discovery Fund and the Parkstone Balanced Allocation Fund. National City Investment Management Company will manage these two Funds under the terms of the existing investment advisory agreement.

2. Change in Investment Policies to Parkstone International Discovery Fund. At a meeting on November 19, 1998, the Board of Trustees of the Parkstone Group of Funds approved a change in investment policy for the Parkstone International Discovery Fund (the "Fund"). The Fund will seek to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities of foreign issuers. The Fund's assets normally will be invested in the securities of issuers located in at least three foreign countries. Foreign investments also may include debt obligations issued or guaranteed by foreign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality. The Fund does not presently intend to invest in common stock of domestic companies.

    The Fund will invest primarily in equity securities, including common and preferred stocks, rights, warrants, securities convertible into common stocks and American Depository Receipts ("ADRs") of companies included in the Morgan Stanley Capital International Europe, Australia, Far East ("EAFE") Index, a broadly diversified international index consisting of more than 1,000 equity securities of companies located in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund, however, will not be an "index" fund, and is neither sponsored by nor affiliated with Morgan Stanley Capital International. The Fund will not presently make investments in markets where, in the judgement of the adviser, property rights are not defined and supported by adequate legal infrastructure. More than 25% of the Fund's assets may be invested in the securities of issuers located in the same country.

3. How to Redeem your Investor A Shares By Mail. The third sentence of this section of the prospectus, page 67, is hereby amended to read as follows:

    "The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption check is payable to the shareholder(s) of record, and (2) the redemption check is mailed to the shareholder(s) at the address of record, and (3) the amount of the redemption check is less than $10,000."

4. Other Information Regarding Redemption of Shares. The fourth paragraph of this section of the prospectus, page 68, is deleted and the first sentence of the third paragraph now reads: "When purchases are made by check, redemption proceeds will not be released until the investment being redeemed has been in the account 15 days."

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PK-SUPP1

                          THE PARKSTONE GROUP OF FUNDS

                               INVESTOR B SHARES

                     Supplement dated December 28, 1998 to
                      Prospectus dated September 18, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

1. Change in Adviser. Effective December 1, 1998, Gulfstream Global Investors, Ltd. is no longer serving as sub-investment adviser to the Parkstone International Discovery Fund and the Parkstone Balanced Allocation Fund. National City Investment Management Company will manage these two Funds under the terms of the existing investment advisory agreement.

2. Change in Investment Policies to Parkstone International Discovery Fund. At a meeting on November 19, 1998, the Board of Trustees of the Parkstone Group of Funds approved a change in investment policy for the Parkstone International Discovery Fund (the "Fund"). The Fund will seek to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities of foreign issuers. The Fund's assets normally will be invested in the securities of issuers located in at least three foreign countries. Foreign investments also may include debt obligations issued or guaranteed by foreign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality. The Fund does not presently intend to invest in common stock of domestic companies.

    The Fund will invest primarily in equity securities, including common and preferred stocks, rights, warrants, securities convertible into common stocks and American Depository Receipts ("ADRs") of companies included in the Morgan Stanley Capital International Europe, Australia, Far East ("EAFE") Index, a broadly diversified international index consisting of more than 1,000 equity securities of companies located in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund, however, will not be an "index" fund, and is neither sponsored by nor affiliated with Morgan Stanley Capital International. The Fund will not presently make investments in markets where, in the judgement of the adviser, property rights are not defined and supported by adequate legal infrastructure. More than 25% of the Fund's assets may be invested in the securities of issuers located in the same country.

3. How to Redeem your Investor B Shares By Mail. The third sentence of this section of the prospectus, page 63, is hereby amended to read as follows:

    "The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption check is payable to the shareholder(s) of record, and (2) the redemption check is mailed to the shareholder(s) at the address of record, and (3) the amount of the redemption check is less than $10,000."

4. Exchange Privilege. The "Prospectus Summary -- Purchase and Redemption of Shares" section, page 5 is amended by deletion of the second sentence of the second paragraph and addition of the following:

    "Investor B Shares of one Fund of the Group may be exchanged for Investor B Shares of another Fund of the Group or A Shares of a fund of Armada Funds ("Armada") at net asset value without the imposition of a sales load or contingent deferred sales charge, provided certain conditions are met."

    The "Exchange Privilege" section of the Prospectus on p. 60 is hereby amended to delete the first two paragraphs and to add the following information:

    "The exchange privilege enables shareholders of Investor B Shares to acquire Investor B Shares that are offered by another Fund of the Group or A Shares of a Fund of Armada. In order for the exchange privilege to apply, the redemption of Investor B Shares of one Fund and corresponding purchase of another Fund's Investor B Shares or A shares of a fund of Armada must be requested at the same time and occur on the same Business Day (as defined in "HOW SHARES ARE VALUED" below). Holders of shares of one class may not exchange their shares for shares of another class, except as provided herein. For example, generally, holders of a Fund's Investor B Shares may not exchange their shares for Investor A Shares, and generally, holders of a Fund's Investor A Shares may not exchange their shares for Investor B Shares. Investor B shares of one Fund of the Group may be exchanged for A Shares of a Fund of Armada without the imposition of a sales load or contingent deferred sales charge, subject to the limitations described herein."

"Holders of Investor B Shares of any of the Group's Funds (including Investor B Shares acquired through reinvestment of dividends and distributions on such shares) may exchange those Investor B Shares at net asset value without the imposition of a sales load or a contingent deferred sales charge for Investor B Shares offered by any of the Group's other Funds or A Shares offered by a Fund of Armada, provided that the amount to be exchanged meets the applicable minimum investment requirements, complies with the conditions described above and the exchange is made in states where it is legally authorized."

The Exchange Privilege is not available to permit exchanges of Investor B shares of one fund of the Group for B shares of a fund of Armada Funds.

5. Other Information Regarding Redemption of Shares. The third paragraph of this section of the prospectus, page 65, is deleted and the first sentence of the fourth paragraph is replaced with the following sentence: "When purchases are made by check, redemption proceeds will not be released until the investment being redeemed has been in the account 15 days."

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PK-SUPP4

                          THE PARKSTONE GROUP OF FUNDS

                              INSTITUTIONAL SHARES

                     Supplement dated December 28, 1998 to
                      Prospectus dated September 18, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

1. Change in Adviser. Effective December 1, 1998, Gulfstream Global Investors, Ltd. is no longer serving as sub-investment adviser to the Parkstone International Discovery Fund and the Parkstone Balanced Allocation Fund. National City Investment Management Company will manage these two Funds under the terms of the existing investment advisory agreement.

2. Change in Investment Policies to Parkstone International Discovery Fund. At a meeting on November 19, 1998, the Board of Trustees of the Parkstone Group of Funds approved a change in investment policy for the Parkstone International Discovery Fund (the "Fund"). The Fund will seek to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities of foreign issuers. The Fund's assets normally will be invested in the securities of issuers located in at least three foreign countries. Foreign investments also may include debt obligations issued or guaranteed by foreign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality. The Fund does not presently intend to invest in common stock of domestic companies.

    The Fund will invest primarily in equity securities, including common and preferred stocks, rights, warrants, securities convertible into common stocks and American Depository Receipts ("ADRs") of companies included in the Morgan Stanley Capital International Europe, Australia, Far East ("EAFE") Index, a broadly diversified international index consisting of more than 1,000 equity securities of companies located in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund, however, will not be an "index" fund, and is neither sponsored by nor affiliated with Morgan Stanley Capital International. The Fund will not presently make investments in markets where, in the judgement of the adviser, property rights are not defined and supported by adequate legal infrastructure. More than 25% of the Fund's assets may be invested in the securities of issuers located in the same country.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PK-SUPP5

                          THE PARKSTONE GROUP OF FUNDS

                        INSTITUTIONAL SHARES - LIFEWORKS

                     Supplement dated December 28, 1998 to
                      Prospectus dated September 18, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective December 1, 1998, Gulfstream Global Investors, Ltd. is no longer serving as sub-investment adviser to The LifeWorks Funds. National City Investment Management Company will manage the Funds under the terms of the existing investment advisory agreement.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PK-SUPP2